Share capital and Contributed Surplus - Disclosure of share-based compensation expense by function (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of classes of share capital [line items]
Shared-based compensation expense	$ 291,761	$ 373,554	$ 1,960,072
General and administrative [Member]
Disclosure of classes of share capital [line items]
Shared-based compensation expense	189,692	246,436	1,104,858
Selling and marketing [Member]
Disclosure of classes of share capital [line items]
Shared-based compensation expense	0	53,800	552,627
Research and development, net [Member]
Disclosure of classes of share capital [line items]
Shared-based compensation expense	$ 102,069	$ 73,318	$ 302,587